Property and equipment, net (Details)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Property, Plant and Equipment [Line Items]
Sub total	$ 744,984	¥ 5,276,501	¥ 4,698,153
Less: accumulated depreciation	(519,345)	(3,678,367)	(3,050,277)
Total	225,639	1,598,134	1,647,876
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Sub total	141,974	1,005,558	1,140,456
Mechanical Equipment [Member]
Property, Plant and Equipment [Line Items]
Sub total	149,544	1,059,178	1,059,178
Electronic And Other Equipment [Member]
Property, Plant and Equipment [Line Items]
Sub total	447,256	3,167,783	2,454,537
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Sub total	$ 6,210	¥ 43,982	¥ 43,982